Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	9,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued	3,067,694,630	1,216,519,661	90,823,799
Common stock, shares outstanding	3,067,694,630	1,216,519,661	90,823,799
Common stock issuable		16,021,937
Series A Preferred Stock
Preferred stock, shares authorized	75	75	75
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares issued	75	75	51
Preferred stock shares outstanding	75	75	51
Convertible Series B Preferred Stock
Preferred stock, shares authorized	4,900	4,900	4,900
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares issued	3,000	3,000
Preferred stock shares outstanding	3,000	3,000
Convertible preferred stock liquidation value (in Dollars)	$ 100	$ 100	$ 100
Convertible Series C Preferred Stock
Preferred stock, shares authorized	5,000,000	5	5
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock shares issued		5
Preferred stock shares outstanding		5
Convertible preferred stock liquidation value (in Dollars)	$ 100	$ 100	$ 100
Convertible Series D Preferred Stock
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock shares issued	1,680,000
Preferred stock shares outstanding	1,680,000
Convertible preferred stock liquidation value (in Dollars)	$ 1	$ 1